                   JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

                             JPF SEPARATE ACCOUNT A

                  ENSEMBLE I VARIABLE UNIVERSAL LIFE INSURANCE

                         Supplement Dated April 30, 2007
                              to Prospectus Dated
                                  May 1, 1998

On April 30, 2007, as reflected in the tables below, the reorganization of Jefferson Pilot Variable Fund, Inc. ("JPVF") and Lincoln Variable Insurance Products Trust ("LVIP") (the "Reorganization") became effective. The investment adviser to LVIP is Lincoln Investment Advisors Corporation ("Lincoln Investment Advisors"). Lincoln Investment Advisors is the same organization (formerly known as Jefferson Pilot Investment Advisory Corporation) which provided investment advisory services to JPVF. Lincoln Investment Advisors has contracted with the sub-investment managers listed in the table below to provide the day-to-day investment decisions for the LVIP Funds.

As a result of the Reorganization, the assets and liabilities of the JPVF World Growth Portfolio were transferred to a newly created series of LVIP. The table shows the newly created LVIP series, the JPVF portfolio the assets and liabilities of which were transferred, and the current sub-investment manager to the newly created series:

LVIP SERIES                           JPVF PORTFOLIO                   SUB-INVESTMENT MANAGER
---------------------------           -----------------------          ------------------------------
LVIP Templeton Growth Fund            World Growth Portfolio           Templeton Investment Counsel,
(Standard Class)                                                       LLC

As a result of the Reorganization, the investment objective of the JPVF Small Company Portfolio changed, and the assets and liabilities of that Portfolio were transferred to a newly created series of LVIP. The following table shows the newly created LVIP series, the JPVF portfolio the assets and liabilities of which were transferred, the revised investment objective, and the current sub-investment manager to the newly created series:

LVIP                  JPVF           INVESTMENT OBJECTIVE                               SUB-INVESTMENT
SERIES                PORTFOLIO                                                         MANAGER
---------------       -----------    -------------------------------------------        -----------------
LVIP Small-           Small          Seeks capital appreciation. The Fund               Mellon Capital
Cap                   Company        pursues its objective by seeking to                Management
Index Fund            Portfolio      approximate, as closely as practicable,            Corporation
(Standard                            before fees and expenses, the performance
Class)                               of the Russell 2000(R) Index(1) which
                                     emphasizes stocks of small U.S. companies.

(1) Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000 (R) is a trademark of Russell Investment Group.

Finally as a result of the Reorganization, the JPVF Money Market Portfolio was merged into the existing LVIP Money Market Series. The following table shows the LVIP series into which the JPVF portfolio merged, the JPVF portfolio which was merged into the

LVIP series, the investment objective of the LVIP Series, and the current sub-investment manager to the surviving series:

LVIP                  JPVF           INVESTMENT OBJECTIVE                                SUB-INVESTMENT
SERIES                PORTFOLIO                                                          MANAGER
-------------         ----------     ------------------------------------------------    ----------------
LVIP Money            Money          Maximum current income while (i) maintaining        Delaware
Market Fund           Market         a stable value of its shares and (ii) preserving    Management
(Standard             Portfolio      the value of the Fund.                              Company
Class)

Delaware Management Company is an affiliate of Lincoln National Corporation. Jefferson Pilot Financial Insurance Company is an indirect wholly owned subsidiary of Lincoln National Corporation.

Please review the prospectuses for each of the LVIP series enclosed with this Supplement carefully. These prospectuses contain detailed information concerning the LVIP, including information relating to investment objectives and strategies, as well as the charges and expenses and other important information you should consider before selecting the Investment Divisions of the Ensemble I variable universal life insurance policy you own.